Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Software development costs	$ 19,500,575	$ 22,849,390	$ 21,621,743	$ 18,439,691	$ 17,628,758	$ 16,055,557
Goodwill, impairment loss	$ 0